Changes in Allowance for Loan Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	¥ 682,692		¥ 734,530	[1],[2]	¥ 879,433	[1],[2]
Provision (credit) for loan losses	139,947		(23,044)		647	[1],[2]
Charge-offs	94,597		80,142		184,590	[1],[2]
Less: Recoveries	31,700		52,256		47,646	[1],[2]
Net charge-offs	62,897		27,886		136,944	[1],[2]
Others	13,215	[3]	(908)	[3]	(8,606)	[1],[2],[3]
Balance at end of fiscal year	772,957		682,692		734,530	[1],[2]
Allowance for loan losses of which individually evaluated for impairment	422,684		285,582
Allowance for loan losses of which collectively evaluated for impairment	350,273		397,110
Loans	69,945,464	[4]	66,078,573	[4]
Loans of which individually evaluated for impairment	1,266,424	[4]	766,047	[4]
Loans of which collectively evaluated for impairment	68,679,040	[4]	65,312,526	[4]
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	535,475		563,116	[1],[2]	736,630	[1],[2]
Provision (credit) for loan losses	137,549		(19,433)		(47,532)	[1],[2]
Charge-offs	69,845		54,599		163,269	[1],[2]
Less: Recoveries	27,447		48,354		45,213	[1],[2]
Net charge-offs	42,398		6,245		118,056	[1],[2]
Others	11,269	[3]	(1,963)	[3]	(7,926)	[1],[2],[3]
Balance at end of fiscal year	641,895		535,475		563,116	[1],[2]
Allowance for loan losses of which individually evaluated for impairment	398,622		252,853
Allowance for loan losses of which collectively evaluated for impairment	243,273		282,622
Loans	51,801,814	[4]	48,572,906	[4]
Loans of which individually evaluated for impairment	1,160,489	[4]	667,824	[4]
Loans of which collectively evaluated for impairment	50,641,325	[4]	47,905,082	[4]
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	126,276		151,342	[1],[2]	119,749	[1],[2]
Provision (credit) for loan losses	(14,180)		(21,375)		33,352	[1],[2]
Charge-offs	4,249		5,133		3,258	[1],[2]
Less: Recoveries	1,342		1,442		1,499	[1],[2]
Net charge-offs	2,907		3,691		1,759	[1],[2]
Balance at end of fiscal year	109,189		126,276		151,342	[1],[2]
Allowance for loan losses of which individually evaluated for impairment	14,815		23,396
Allowance for loan losses of which collectively evaluated for impairment	94,374		102,880
Loans	13,007,792	[4]	12,959,663	[4]
Loans of which individually evaluated for impairment	45,961	[4]	55,149	[4]
Loans of which collectively evaluated for impairment	12,961,831	[4]	12,904,514	[4]
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	20,941		20,072	[1],[2]	23,054	[1],[2]
Provision (credit) for loan losses	16,578		17,764		14,827	[1],[2]
Charge-offs	20,503		20,410		18,063	[1],[2]
Less: Recoveries	2,911		2,460		934	[1],[2]
Net charge-offs	17,592		17,950		17,129	[1],[2]
Others	1,946	[3]	1,055	[3]	(680)	[1],[2],[3]
Balance at end of fiscal year	21,873		20,941		20,072	[1],[2]
Allowance for loan losses of which individually evaluated for impairment	9,247		9,333
Allowance for loan losses of which collectively evaluated for impairment	12,626		11,608
Loans	5,135,858	[4]	4,546,004	[4]
Loans of which individually evaluated for impairment	59,974	[4]	43,074	[4]
Loans of which collectively evaluated for impairment	¥ 5,075,884	[4]	¥ 4,502,930	[4]

[1]	Prior impaired loans portfolio segment has been disaggregated into corporate and retail portfolio segments.
[2]	Certain Allowance for loan losses booked in other portfolio segment is classified to retail portfolio segment, as such allowance is set for loans in retail portfolio segment. The amounts for the fiscal year ended March 31, 2011 have been modified to conform to the current period's presentation.
[3]	Others include primarily foreign exchange translation.
[4]	Amounts represent loan balances before deducting unearned income and deferred loan fees.